DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.0%
Communication Services
— 1.1%
New York Times Co., Class A
217 16,321
Pinterest, Inc., Class A * (a)
789 15,819
Warner Music Group Corp.,
Class A
199 6,276
(Cost $33,561)
38,416
Consumer Discretionary
— 10.8%
Abercrombie & Fitch Co., Class
A *
62 4,788
Aramark
354 18,897
Autoliv, Inc.
94 11,949
AutoNation, Inc. *
35 6,570
Bath & Body Works, Inc.
276 5,526
BorgWarner, Inc.
278 19,966
Boyd Gaming Corp.
78 6,449
Brunswick Corp.
87 7,287
Burlington Stores, Inc. *
85 27,526
Capri Holdings Ltd. *
161 2,980
Choice Hotels International, Inc.
28 3,049
Churchill Downs, Inc.
89 7,762
Crocs, Inc. *
67 7,951
Dick's Sporting Goods, Inc.
90 20,481
Floor & Decor Holdings, Inc.,
Class A *
146 7,504
Gap, Inc.
305 6,451
Goodyear Tire & Rubber Co. *
385 2,348
Graham Holdings Co., Class B
5 5,486
Grand Canyon Education, Inc. *
38 5,694
H&R Block, Inc.
171 6,582
Harley-Davidson, Inc.
159 3,845
Hilton Grand Vacations, Inc. *
81 4,214
Hyatt Hotels Corp., Class A
56 10,156
KB Home
84 4,104
Lear Corp.
68 9,732
Lithia Motors, Inc.
32 9,308
Macy's, Inc.
357 7,768
Penske Automotive Group, Inc.
24 4,017
Planet Fitness, Inc., Class A *
111 5,940
PVH Corp.
62 5,783
Service Corp. International
188 14,136
Somnigroup International, Inc.
283 20,039
Taylor Morrison Home Corp. *
131 7,663
Texas Roadhouse, Inc.
89 16,075
Toll Brothers, Inc.
129 17,872
Travel + Leisure Co.
86 5,848
Valvoline, Inc. *
172 5,805
VF Corp.
443 7,611
Visteon Corp.
37 4,377
Whirlpool Corp.
85 3,691
Number
of Shares Value $
Wyndham Hotels & Resorts, Inc.
101 8,106
(Cost $367,061)
361,336
Consumer Staples — 2.9%
Albertsons Cos., Inc., Class A
499 7,790
BJ's Wholesale Club Holdings,
Inc. *
176 15,009
Boston Beer Co., Inc., Class A *
11 1,950
Coty, Inc., Class A *
577 1,229
Darling Ingredients, Inc. *
213 12,588
elf Beauty, Inc. *
80 4,480
Ingredion, Inc.
84 8,521
Marzetti Company/The
27 3,022
Pilgrim's Pride Corp.
57 1,614
Post Holdings, Inc. *
58 5,327
Sprouts Farmers Market, Inc. *
131 10,823
US Foods Holding Corp. *
296 24,228
(Cost $113,313)
96,581
Energy — 5.0%
Antero Midstream Corp.
445 9,327
Antero Resources Corp. *
394 14,086
Chord Energy Corp.
76 10,022
CNX Resources Corp. *
191 6,435
DT Midstream, Inc.
138 19,317
HF Sinclair Corp.
210 14,677
Murphy Oil Corp.
182 6,587
Ovintiv , Inc.
375 21,015
Range Resources Corp.
320 12,464
TechnipFMC PLC
544 37,220
Valaris Ltd. *
86 7,966
Weatherford International PLC
96 9,949
(Cost $156,629)
169,065
Financials — 15.4%
Affiliated Managers Group, Inc.
38 11,508
Ally Financial, Inc.
378 16,182
Annaly Capital Management,
Inc. REIT
967 21,129
Associated Banc-Corp.
220 6,118
Bank OZK
139 6,726
Brighthouse Financial, Inc. *
76 4,754
CNO Financial Group, Inc.
128 5,884
Columbia Banking System, Inc.
398 11,797
Commerce Bancshares, Inc.
184 9,608
East West Bancorp, Inc.
185 22,670
Equitable Holdings, Inc.
382 15,796
Essent Group Ltd.
128 7,410
Euronet Worldwide, Inc. *
53 3,841
Evercore, Inc., Class A
52 17,725
Fidelity National Financial, Inc.
343 16,241
First American Financial Corp.
136 9,007
First Horizon Corp.
654 15,846
Flagstar Bank NA (a)
403 5,666

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
FNB Corp.
480 8,390
Glacier Bancorp, Inc.
173 8,226
Hanover Insurance Group, Inc.
49 9,124
Houlihan Lokey, Inc.
74 10,483
Janus Henderson Group PLC
166 8,584
Jefferies Financial Group, Inc.
223 11,757
MGIC Investment Corp.
295 7,440
Old National Bancorp.
467 11,213
Primerica, Inc.
43 11,609
Reinsurance Group of America,
Inc.
89 17,866
RenaissanceRe Holdings Ltd.
58 16,260
RLI Corp.
124 6,205
SEI Investments Co.
126 11,073
Selective Insurance Group, Inc.
81 7,010
SLM Corp.
269 5,950
SouthState Bank Corp.
134 12,697
Starwood Property Trust, Inc.
REIT
469 8,011
Stifel Financial Corp.
206 14,451
Texas Capital Bancshares, Inc. *
59 5,870
UMB Financial Corp.
96 12,601
United Bankshares , Inc.
189 8,204
Unum Group
206 17,145
Valley National Bancorp
645 8,882
Voya Financial, Inc.
127 10,315
Webster Financial Corp.
217 15,780
Western Alliance Bancorp
138 10,992
WEX, Inc. *
47 6,813
Wintrust Financial Corp.
91 13,671
Zions Bancorp NA
198 12,365
(Cost $473,344)
516,895
Health Care — 8.5%
Avantor, Inc. *
919 8,381
BioMarin Pharmaceutical, Inc. *
259 14,838
Bio-Rad Laboratories, Inc., Class
A *
24 7,499
Bruker Corp.
149 8,775
Cytokinetics, Inc. *
178 13,663
DENTSPLY SIRONA, Inc.
270 2,827
Doximity, Inc., Class A *
181 3,873
Elanco Animal Health, Inc. *
669 15,956
Encompass Health Corp.
136 14,396
Ensign Group, Inc.
77 12,909
Envista Holdings Corp. *
221 5,205
Haemonetics Corp. *
63 4,272
Halozyme Therapeutics, Inc. *
158 10,513
HealthEquity, Inc. *
115 10,119
Illumina, Inc. *
207 33,733
Jazz Pharmaceuticals PLC *
82 19,392
Lantheus Holdings, Inc. *
90 8,937
LivaNova PLC *
74 5,461
Number
of Shares Value $
Neurocrine Biosciences, Inc. *
136 21,529
Option Care Health, Inc. *
214 4,466
Penumbra, Inc. *
53 16,870
Repligen Corp. *
71 8,800
United Therapeutics Corp. *
58 32,296
(Cost $252,592)
284,710
Industrials — 22.7%
AAON, Inc.
92 12,898
Acuity, Inc.
42 12,815
Advanced Drainage Systems,
Inc.
96 13,359
AECOM
174 12,070
AGCO Corp.
81 9,095
Alaska Air Group, Inc. *
155 7,133
American Airlines Group, Inc. *
889 13,015
Applied Industrial Technologies,
Inc.
50 15,191
Avis Budget Group, Inc. *
22 3,869
Booz Allen Hamilton Holding
Corp.
163 12,906
Brink's Co.
57 5,929
Carlisle Cos., Inc.
55 18,965
Carpenter Technology Corp.
67 31,422
Chart Industries, Inc. *
60 12,469
Clean Harbors, Inc. *
67 18,829
CNH Industrial NV
1,192 12,170
Concentrix Corp.
57 1,613
Crane Co.
67 12,261
Donaldson Co., Inc.
155 12,690
EnerSys
49 11,171
Esab Corp.
76 7,025
ExlService Holdings, Inc. *
212 6,154
Flowserve Corp.
172 12,988
Fortune Brands Innovations, Inc.
162 6,308
FTI Consulting, Inc. *
40 6,127
GATX Corp.
49 8,285
Genpact Ltd.
214 7,051
Graco, Inc.
224 16,901
GXO Logistics, Inc. *
155 7,767
ITT, Inc.
116 22,620
Kirby Corp. *
74 10,404
Knight-Swift Transportation
Holdings, Inc.
218 16,487
Landstar System, Inc.
46 9,517
Lincoln Electric Holdings, Inc.
75 19,387
Maximus, Inc.
74 4,583
MSA Safety, Inc.
48 7,958
MSC Industrial Direct Co., Inc.,
Class A
62 6,787
Mueller Industries, Inc.
149 19,161
Nextpower , Inc., Class A *
199 31,124
nVent Electric PLC
217 36,237

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Owens Corning
110 13,840
Regal Rexnord Corp.
90 18,158
Ryder System, Inc.
53 13,295
Sensata Technologies Holding
PLC
197 9,730
Simpson Manufacturing Co., Inc.
57 10,815
SPX Technologies, Inc. *
66 14,300
Sterling Infrastructure, Inc. *
41 35,294
Terex Corp.
154 8,960
Timken Co.
85 10,878
Toro Co.
131 11,774
TransUnion
260 18,606
Trex Co., Inc. *
145 6,003
UL Solutions, Inc., Class A
104 10,348
Valmont Industries, Inc.
27 14,035
Watsco , Inc.
48 17,621
Watts Water Technologies, Inc.,
Class A
37 11,432
WESCO International, Inc.
66 23,837
(Cost $660,638)
761,667
Information Technology
— 16.4%
Allegro MicroSystems , Inc. *
167 7,994
Amkor Technology, Inc.
154 10,712
Arrow Electronics, Inc. *
68 14,595
Avnet, Inc.
111 9,649
Belden, Inc.
53 5,569
Bentley Systems, Inc., Class B
200 6,528
Blackbaud, Inc. *
49 1,504
Cirrus Logic, Inc. *
68 11,557
Commvault Systems, Inc. *
59 7,006
Docusign , Inc. *
269 14,128
Dolby Laboratories, Inc., Class A
83 4,632
Dropbox, Inc., Class A *
234 6,290
Dynatrace, Inc. *
401 17,079
Entegris , Inc.
205 28,452
Everpure , Inc., Class A *
422 33,553
Fabrinet *
49 32,054
Flex Ltd. *
496 74,787
Guidewire Software, Inc. *
114 17,404
InterDigital , Inc.
34 8,571
IPG Photonics Corp. *
34 3,894
Kyndryl Holdings, Inc. *
308 3,841
Littelfuse , Inc.
33 15,407
MACOM Technology Solutions
Holdings, Inc. *
87 31,724
MKS, Inc.
91 29,508
Novanta, Inc. *
49 7,807
Okta, Inc. *
228 28,105
Pegasystems, Inc.
123 4,395
Rambus, Inc. *
146 21,237
Silicon Laboratories, Inc. *
44 9,574
Number
of Shares Value $
Synaptics , Inc. *
52 7,139
TD SYNNEX Corp.
102 26,651
Twilio, Inc., Class A *
205 39,081
Universal Display Corp.
59 5,435
Vontier Corp.
190 5,392
(Cost $425,420)
551,254
Materials — 5.8%
Alcoa Corp.
348 27,019
AptarGroup, Inc.
86 9,963
Ashland, Inc.
62 3,590
Avient Corp.
123 4,357
Axalta Coating Systems Ltd. *
286 8,800
Cabot Corp.
70 6,126
Cleveland-Cliffs, Inc. *
768 10,445
Commercial Metals Co.
149 11,331
Crown Holdings, Inc.
151 14,357
Graphic Packaging Holding Co.
397 4,470
Greif, Inc., Class A
33 2,090
Hecla Mining Co.
903 16,046
Louisiana-Pacific Corp.
85 6,492
MP Materials Corp. * (a)
181 11,711
Royal Gold, Inc.
110 24,693
RPM International, Inc.
172 18,227
Scotts Miracle-Gro Co.
60 3,540
Sonoco Products Co.
133 6,474
Westlake Corp.
45 3,907
(Cost $206,478)
193,638
Real Estate — 7.4%
American Homes 4 Rent, Class
A REIT
438 14,051
Brixmor Property Group, Inc.
REIT
413 12,621
CareTrust REIT, Inc. REIT
301 12,287
COPT Defense Properties REIT
153 4,905
Cousins Properties, Inc. REIT
225 6,032
CubeSmart REIT
307 12,280
EastGroup Properties, Inc. REIT
72 14,538
EPR Properties REIT
102 5,819
Equity LifeStyle Properties, Inc.
REIT
260 16,060
Gaming and Leisure Properties,
Inc. REIT
382 17,943
Healthcare Realty Trust, Inc.
REIT
470 9,362
Jones Lang LaSalle, Inc. *
64 18,068
Kilroy Realty Corp. REIT
146 5,003
Kite Realty Group Trust REIT
292 8,007
NNN REIT, Inc. REIT
256 11,395
Omega Healthcare Investors,
Inc. REIT
398 18,610
Park Hotels & Resorts, Inc. REIT
270 3,275
Rayonier, Inc. REIT
376 7,855

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Rexford Industrial Realty, Inc.
REIT
310 10,996
STAG Industrial, Inc. REIT
258 9,770
Vornado Realty Trust REIT
217 7,324
WP Carey, Inc. REIT
296 22,028
(Cost $250,418)
248,229
Utilities — 2.0%
Black Hills Corp.
101 7,355
Essential Utilities, Inc.
382 14,092
National Fuel Gas Co.
129 9,965
ONE Gas, Inc.
81 6,297
Ormat Technologies, Inc.
82 11,253
Southwest Gas Holdings, Inc.
86 7,414
UGI Corp.
289 10,092
(Cost $62,983)
66,468
Number
of Shares Value $
TOTAL COMMON STOCKS
(Cost $3,002,437)
3,288,259
EXCHANGE-TRADED FUNDS
— 0.6%
iShares ESG Select Screened
S&P Mid-Cap ETF
(Cost $17,739)
430 21,689
CASH EQUIVALENTS — 0.7%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $22,926)
22,926 22,926
TOTAL INVESTMENTS — 99.3%
(Cost $3,043,102)
3,332,874
Other assets and liabilities,
net — 0.7%
22,664
NET ASSETS — 100.0%
3,355,538
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
19,000 — (19,000) (d) — — 128 — — —
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
45,222 110,227 (132,523) — — 515 — 22,926 22,926
64,222 110,227 (151,523) — — 643 — 22,926 22,926
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $26,129, which is 0.8% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-
cash U.S. Treasury securities collateral having a value of $27,556.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
MIDE-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-mini S&P MidCap 400 Index
USD 1 33,890 37,320 6/18/2026 3,430
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 3,288,259 $ — $ — $ 3,288,259
Exchange-Traded Funds
21,689 — — 21,689
Short-Term Investments (a)
22,926 — — 22,926
Derivatives (b)
Futures Contracts
3,430 — — 3,430
TOTAL
$ 3,336,304 $ — $ — $ 3,336,304
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.